ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

 NOTE 4 - ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2025 and 2024 consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable	$235,142	$139,214
Less: allowance for estimated credit losses	—	—
	$235,142	$139,214

No allowance for estimated credit losses has been established as management believes that amounts outstanding are fully collectible. For 2025, 2024 and 2023, the Company had not written-off any uncollectible accounts receivable. As the date of this report, substantially all of the Company’s accounts receivable as of December 31, 2025, have been collected.